-----BEGIN PRIVACY-ENHANCED MESSAGE-----
Proc-Type: 2001,MIC-CLEAR
Originator-Name: webmaster@www.sec.gov
Originator-Key-Asymmetric:
 MFgwCgYEVQgBAQICAf8DSgAwRwJAW2sNKK9AVtBzYZmr6aGjlWyK3XmZv3dTINen
 TWSM7vrzLADbmYQaionwg5sDW3P6oaM5D3tdezXMm7z1T+B+twIDAQAB
MIC-Info: RSA-MD5,RSA,
 Q/SrOnr09fKe4xzP8efGcu1lb53zvGBtTz0jz8ViZUdDDp3yqVosjWIqFkBy1v5W
 iBRhucmjxx5air/bxCGEDg==

<SEC-DOCUMENT>0001298596-10-000005.txt : 20100408
<SEC-HEADER>0001298596-10-000005.hdr.sgml : 20100408
<ACCEPTANCE-DATETIME>20100408112917
ACCESSION NUMBER:		0001298596-10-000005
CONFORMED SUBMISSION TYPE:	13F-HR
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20100331
FILED AS OF DATE:		20100408
DATE AS OF CHANGE:		20100408
EFFECTIVENESS DATE:		20100408

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			FMA ADVISORY INC
		CENTRAL INDEX KEY:			0001298596
		IRS NUMBER:				251618721
		STATE OF INCORPORATION:			PA
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-10934
		FILM NUMBER:		10739052

	BUSINESS ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
		BUSINESS PHONE:		717-232-8850

	MAIL ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
</SEC-HEADER>

<SEQUENCE>1
<FILENAME>inftable.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/11
Check here if Amendment [ X ]; Amendment Number: __1___

This Amendment (Check only one.):
   [ X ] is a restatement.  Corrected Holdings Information
   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
				Name:	FMA Advisory, Inc.
				Address:  1631 North Front Street
						Harrisburg, PA 17102
				13F File Number: 028-10934
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Robert E. Caplan
Title:      Partner
Phone:    717-232-8850
Signature,			Place,			and Date of Signing:




Robert E. Caplan		Harrisburg, PA		July 14, 2011
Report Type (Check only one.):
				[X ] 13F HOLDINGS REPORT.
				[  ] 13F NOTICE.
				[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: None
Form 13F Information Table Entry Total: 145
Form 13F Information Table Value Total: $134,294
					(Thousands)

List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

21st Century Holding Company   COM              90136q100       43 10550.7290SH      SOLE
3M Co                          COM              88579y101      868 10391.4813SH      SOLE
AT&T Corp                      COM              00206r102      662 25616.2440SH      SOLE
Abbott Laboratories            COM              002824100     1352 25658.9150SH      SOLE
Accenture PLC                  COM              g1151c101     1288 30703.4380SH      SOLE
Adobe Systems Inc              COM              00724f101      234 6610.0000SH       SOLE
Air Products and Chemicals Inc COM              009158106     1794 24263.0232SH      SOLE
Altria Group Inc               COM              02209s103     1208 58880.5250SH      SOLE
American Capital Ltd           COM              02503y103       71 13972.0759SH      SOLE
American Express Co            COM              025816109      205 4964.4940SH       SOLE
American Locker Group Inc      COM              027284108      103 54105.0000SH      SOLE
Amerisource-Bergen Corp        COM              03073e105     1404 48544.8416SH      SOLE
Amgen Inc                      COM              031162100     1639 27387.0000SH      SOLE
Apple Computer                 COM              037833100      448 1905.0000SH       SOLE
ArcelorMittal-NY Registered    COM              03938L104      428 9756.2790SH       SOLE
Automatic Data Processing Inc  COM              053015103      922 20732.1517SH      SOLE
BB&T Corp                      COM              054937107      735 22692.1215SH      SOLE
BP PLC                         COM              055622104      277 4856.1810SH       SOLE
Bank of America Corp           COM              060505104     2745 153775.7078SH     SOLE
Bank of Nova Scotia            COM              064149107      225 4490.0000SH       SOLE
Bridge Bancorp Inc             COM              108035106      268 11447.0000SH      SOLE
Capital One Financial Corp     COM              14040h105      333 8040.6427SH       SOLE
Caterpillar Inc                COM              149123101     1837 29224.3768SH      SOLE
Cenovus Energy Inc             COM              15135U109      513 19569.1250SH      SOLE
Chevron Corp                   COM              166764100     4548 59971.4360SH      SOLE
Chubb Corp                     COM              171232101      683 13171.4588SH      SOLE
Cisco Systems Inc              COM              17275r102     1823 70033.0000SH      SOLE
Citigroup Inc                  COM              172967101      274 67695.7845SH      SOLE
Colgate-Palmolive Co           COM              194162103     1107 12988.7319SH      SOLE
Computer Sciences Corp         COM              205363104      215 3950.0000SH       SOLE
ConocoPhillips                 COM              20825c104     2001 39095.9237SH      SOLE
Constellation Brands Inc       COM              21036p108      229 13933.0000SH      SOLE
Costco Wholesale Corp          COM              22160k105      900 15079.8603SH      SOLE
Covidien PLC                   COM              g2554f105      580 11540.2810SH      SOLE
Danaher Corp                   COM              235851102      462 5786.7947SH       SOLE
Deere and Co                   COM              244199105      472 7936.1289SH       SOLE
Dominion Resources Inc         COM              25746u109     1737 42242.4724SH      SOLE
EMC Corporation                COM              268648102      471 26083.0000SH      SOLE
EnCana Corp                    COM              292505104      763 24601.0370SH      SOLE
Exelon Corp                    COM              30161n101     1781 40660.7328SH      SOLE
Exxon Mobil Corp               COM              30231g102     1558 23259.5476SH      SOLE
FPL Group Inc                  COM              302571104      262 5423.7090SH       SOLE
Flextronics Int'l Ltd          COM              y2573f102      499 63650.0000SH      SOLE
France Telecom Sa - Spns ADR   COM              35177q105     1313 54629.2460SH      SOLE
Fulton Financial Corp          COM              360271100      104 10184.8910SH      SOLE
General Electric Co            COM              369604103     1355 74461.6420SH      SOLE
Granite Construction Inc       COM              387328107      231 7653.6580SH       SOLE
HCC Insurance Holdings Inc     COM              404132102      249 9011.4060SH       SOLE
Health Care REIT Inc           COM              42217k106      969 21417.9420SH      SOLE
Hersha Hospitality Trust       COM              427825104       97 18666.0000SH      SOLE
Hess Corporation               COM              42809h107      260 4150.0000SH       SOLE
Honeywell International Inc    COM              438516106     1287 28431.1887SH      SOLE
Hudson City Bancorp Inc        COM              443683107      208 14692.4318SH      SOLE
Illinois Tool Works Inc        COM              452308109     1242 26225.3903SH      SOLE
Ingersoll-Rand Plc             COM              g47791101     1983 56874.6236SH      SOLE
Intel Corp                     COM              458140100      221 9895.2020SH       SOLE
International Business Machine COM              459200101     1798 14022.8729SH      SOLE
JP Morgan Chase & Co           COM              46625h100      330 7364.5538SH       SOLE
Johnson & Johnson Inc          COM              478160104     2332 35763.8711SH      SOLE
Kimberly-Clark Corp            COM              494368103      728 11578.3499SH      SOLE
Kinder Morgan Energy Partners  COM              494550106     2794 42714.2083SH      SOLE
L-3 Communications Holdings In COM              502424104      384 4191.0534SH       SOLE
Laboratory Corporation of Amer COM              50540r409      246 3245.0000SH       SOLE
Lowe's Cos Inc                 COM              548661107     1189 49065.3955SH      SOLE
M&T Bank Corp                  COM              55261f104     1043 13136.3365SH      SOLE
Magellan Midstream Partners    COM              559080106     1383 29089.1510SH      SOLE
Manitowoc Company Inc          COM              563571108     1008 77559.9320SH      SOLE
Market Vectors-Coal ETF        COM              57060U837      939 24901.3420SH      SOLE
Masco Corp                     COM              574599106      167 10775.0000SH      SOLE
McGraw Hill Inc                COM              580645109      382 10717.8198SH      SOLE
Medtronic Inc                  COM              585055106      296 6568.2224SH       SOLE
Merck & Co Inc                 COM              58933y105      217 5816.2300SH       SOLE
Metro Bancorp Inc              COM              59161R101     5541 402364.8554SH     SOLE
Microsoft Corp                 COM              594918104      874 29857.3785SH      SOLE
Monsanto Company               COM              61166w101      537 7513.7247SH       SOLE
Moog Inc                       COM              615394202      746 21065.0000SH      SOLE
Mylan Laboratories Inc         COM              628530107     2006 88341.4660SH      SOLE
NYSE Euronext                  COM              629491101      559 18871.9661SH      SOLE
Nestle SA                      COM              641069406     1501 29258.0000SH      SOLE
Ngas Resources Inc             COM              62912T103       16 11000.0000SH      SOLE
Nucor Corporation              COM              670346105      674 14854.0391SH      SOLE
Opko Health Inc                COM              68375n103       33 16652.0000SH      SOLE
Orrstown Financial Services In COM              687380105      297 11697.0000SH      SOLE
PNC Financial Services Group   COM              693475105     1315 22032.4510SH      SOLE
PPL Corp                       COM              69351t106      915 33030.8137SH      SOLE
Pactiv Corp                    COM              695257105      354 14055.0000SH      SOLE
Parker Hannifin                COM              701094104     1142 17638.7690SH      SOLE
Paychex Inc                    COM              704326107      532 17323.3450SH      SOLE
Penn West Energy Trust         COM              707885109      205 9701.0670SH       SOLE
Pepsico Inc                    COM              713448108     4340 65596.7037SH      SOLE
Pfizer Inc                     COM              717081103      207 12067.5075SH      SOLE
Philip Morris International In COM              718172109     2181 41813.8883SH      SOLE
PowerShares Emerging Markets S COM              73936t573      299 11430.7330SH      SOLE
PowerShares QQQ NASDAQ 100     COM              631100104      963 20000.7719SH      SOLE
PowerShares Water Resources Po COM              73935x575      771 44224.9080SH      SOLE
Praxair Inc                    COM              74005p104     1934 23300.9070SH      SOLE
Procter & Gamble Co            COM              742718109     1802 28477.6029SH      SOLE
Quest Diagnostics Inc          COM              74834l100      958 16437.1911SH      SOLE
Radian Group Inc               COM              750236101      215 13750.0000SH      SOLE
Red Hat Inc                    COM              756577102      835 28518.0000SH      SOLE
Research In Motion             COM              760975102      826 11171.0000SH      SOLE
Rite Aid Corp                  COM              767754104       72 47966.0450SH      SOLE
Royal Bank of Canada           COM              780087102     1955 33501.8130SH      SOLE
Rydex S&P Equal Weight Technol COM              78355w817      821 17336.3530SH      SOLE
SPDR Barclays High Yield Bond  COM              78464a417      270 6783.5372SH       SOLE
SPDR DB Intl Govt Infltn-Prtct COM              78464A490      310 5600.0000SH       SOLE
SPDR Dow Jones Industrial Aver COM              252787106      298 2746.9668SH       SOLE
SPDR FTSE/Macquarie Global Inf COM              78463x855      508 12416.0654SH      SOLE
SPDR Gold Trust                COM              78463v107      307 2822.0000SH       SOLE
Santa Fe Gold Corporation      COM              80201e108       12 11000.0000SH      SOLE
Sealed Air Corp                COM              81211K100      461 21855.5410SH      SOLE
Sirius XM Radio Inc            COM              82967n108       69 79250.0000SH      SOLE
Stora Enso Oyj - Spons ADR     COM              86210m106       88 11587.0000SH      SOLE
Stryker Corp                   COM              863667101     1412 24675.4527SH      SOLE
Sysco Corp                     COM              871829107      256 8686.3175SH       SOLE
T Rowe Price Group Inc         COM              74144t108     2489 45278.7196SH      SOLE
Teva Pharmaceutical Industries COM              881624209     2343 37149.7970SH      SOLE
The Travelers Companies Inc    COM              89417E109      531 9843.7843SH       SOLE
The Walt Disney Co             COM              254687106     1246 35693.0496SH      SOLE
Thermo Fisher Scientific Inc   COM              883556102     1148 22315.0000SH      SOLE
Total SA                       COM              89151e109      465 8011.2370SH       SOLE
Triumph Group Inc              COM              896818101      746 10644.9799SH      SOLE
Tyco Electronics Ltd           COM              h8912p106      211 7672.1190SH       SOLE
UltraShort Lehman 20+ Yr Tsy P COM              74347r297      496 10179.0000SH      SOLE
Unilever PLC - Sp ADR          COM              904767704     1346 45955.5331SH      SOLE
United Technologies Corp       COM              913017109     3733 50712.3345SH      SOLE
VF Corp                        COM              918204108      563 7024.6230SH       SOLE
Verizon Communications         COM              92343v104     1475 47536.4229SH      SOLE
Walgreen Co                    COM              931422109      627 16893.4389SH      SOLE
Waste Management Inc           COM              94106l109      263 7644.9230SH       SOLE
WellPoint Inc                  COM              94973v107      911 14147.0000SH      SOLE
Wells Fargo & Co               COM              949746101     1485 47718.7996SH      SOLE
Wilmington Trust Corp          COM              971807102      303 18300.0000SH      SOLE
Zimmer Holdings Inc            COM              98956p102     1633 27578.0008SH      SOLE
Zions Bancorporation           COM              989701107      282 12930.5190SH      SOLE
iShares Barclays TIPS Bond ETF COM              464287176      216 2082.8880SH       SOLE
iShares DJ Select Dividend Ind COM              464287168      568 12341.7774SH      SOLE
iShares Dow Jones US Healthcar COM              464288828      966 18515.0000SH      SOLE
iShares MSCI Australia Index   COM              464286103      661 27541.6290SH      SOLE
iShares MSCI Brazil            COM              464286400      755 10249.0420SH      SOLE
iShares MSCI Canada Index Fund COM              464286509     2983 106869.7219SH     SOLE
iShares MSCI South Korea Index COM              464286772      582 11636.6900SH      SOLE
iShares iBoxx $ High Yield Cor COM              464288513      437 4947.8530SH       SOLE
iShares iBoxx Inv Grade Corp B COM              464287242      463 4376.7630SH       SOLE
Hersha Hospitality Trust Pfd                    427825203      229    10000 SH       SOLE

</SEC-DOCUMENT>
-----END PRIVACY-ENHANCED MESSAGE-----